Segment information and revenue analysis (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenues	$ 8,706,740	$ 1,437,848	$ 280,000
Continuing Operations [Member]
Total revenues	8,706,740	1,437,848	280,000
Business Integration Services [Member] | Continuing Operations [Member]
Total revenues		20,000	280,000
Digital Advertising And Marketing Campaign Services [Member] | Continuing Operations [Member]
Total revenues	$ 8,706,740	$ 1,417,848